FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

ACCOUNTING POLICY
Recognition
We initially recognize cash and cash equivalents, bank advances, accounts receivable, debt securities, and accounts payable and accrued liabilities on the date they originate. All other financial assets and financial liabilities are initially recognized on the trade date when we become a party to the contractual provisions of the instrument.

Classification and measurement
We measure financial instruments by grouping them into classes upon initial recognition, based on the purpose of the individual instruments. We initially measure all financial instruments at fair value plus, in the case of our financial instruments not classified as fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial instruments. The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification	Measurement method

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Investments, available-for-sale	Available-for-sale [1]	Fair value

Financial liabilities
Bank advances	Other financial liabilities	Amortized cost
Short-term borrowings	Other financial liabilities [2]	Amortized cost
Accounts payable	Other financial liabilities	Amortized cost
Accrued liabilities	Other financial liabilities	Amortized cost
Long-term debt	Other financial liabilities [2]	Amortized cost

Derivatives [3]
Debt derivatives [4]	Held-for-trading	Fair value
Bond forwards	Held-for-trading	Fair value
Expenditure derivatives	Held-for-trading	Fair value
Equity derivatives	Held-for-trading [5]	Fair value

[1]
Subsequently measured at fair value with changes recognized in other comprehensive income. The net change subsequent to initial recognition, in the case of investments, is reclassified into net income upon disposal of the investment or when the investment becomes impaired.

[2]	Subsequently measured at amortized cost using the effective interest method.

[3]
The derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[4]	Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes.

[5]	Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.

Offsetting financial assets and financial liabilities
We offset financial assets and financial liabilities and present the net amount on the Consolidated Statements of Financial Position when we have a legal right to offset them and intend to settle on a net basis or realize the asset and liability simultaneously.

Derivative instruments
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivative	The risk they manage		Types of derivative instruments
Debt derivatives	●	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated long-term debt	●	Cross-currency interest rate exchange agreements
			●	Forward foreign exchange agreements (from time to time as necessary)
Bond forwards	●	Impact of fluctuations in market interest rates on forecasted interest payments for expected long-term debt	●	Forward interest rate agreements
Expenditure derivatives	●	Impact of fluctuations in foreign exchange rates on forecasted US dollar-denominated expenditures	●	Forward foreign exchange agreements
Equity derivatives	●	Impact of fluctuations in share price on stock-based compensation expense	●	Total return swap agreements
We use derivatives only to manage risk, and not for speculative purposes.

When we designate a derivative instrument as a hedging instrument for accounting purposes, we first determine that the hedging instrument will be highly effective in offsetting the changes in fair value or cash flows of the item it is hedging. We then formally document the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy and the methods we will use to assess the ongoing effectiveness of the hedging relationship.

We assess, on a quarterly basis, whether each hedging instrument continues to be highly effective in offsetting the changes in the fair value or cash flows of the item it is hedging.

We assess host contracts in order to identify embedded derivatives requiring separation from the host contracts and account for these embedded derivatives as separate derivatives when we first become party to a contract.

Hedging reserve
The hedging reserve represents the accumulated change in fair value of the derivative instruments to the extent they were effective hedges for accounting purposes, less accumulated amounts reclassified into net income.

Deferred transaction costs
We defer transaction costs associated with issuing long-term debt and direct costs we pay to lenders to obtain revolving credit facilities and amortize them using the effective interest method over the life of the related instrument.

Available-for-sale financial assets reserve
The available-for-sale financial assets reserve represents the accumulated change in fair value of our available-for-sale investments, less accumulated impairment losses related to the investments and accumulated amounts reclassified into net income upon disposal of investments.

Impairment testing
We consider a financial asset impaired if there is objective evidence that one or more events have had a negative effect on its estimated future cash flows and the effect can be reliably estimated. Financial assets that are significant in value are tested for impairment individually. All other financial assets are assessed collectively based on the nature of each asset.

We measure impairment for financial assets as follows:

•
loans and receivables - we measure an impairment loss for loans and receivables as the excess of the carrying amount of the asset over the present value of future cash flows we expect to derive from it, if any. The difference is allocated to an allowance for doubtful accounts and recognized as a loss in net income.

•
available-for-sale financial assets - we measure an impairment loss on available-for-sale financial assets as the excess of the cost to acquire the asset (less any impairment loss we have previously recognized) over its current fair value, if any. The difference is reclassified from the available-for-sale reserve in shareholders' equity to net income.

USE OF ESTIMATES AND JUDGMENTS
ESTIMATES
Fair value estimates related to our derivatives are made at a specific point in time based on relevant market information and information about the underlying financial instruments. These estimates require assessment of the credit risk of the parties to the instruments and the instruments’ discount rates. These fair values and underlying estimates are also used in the tests of effectiveness of our hedging relationships.

JUDGMENTS
We make significant judgments in determining whether our financial instruments qualify for hedge accounting. These judgments include assessing whether the forecasted transactions designated as hedged items in hedging relationships will materialize as forecasted, whether the hedging relationships designated as effective hedges for accounting purposes continue to qualitatively be effective, and determining the methodology to determine the fair values used in testing the effectiveness of hedging relationships.

EXPLANATORY INFORMATION
We are exposed to credit, liquidity, market price, foreign exchange, and interest rate risks. Our primary risk management objective is to protect our income, cash flows, and, ultimately, shareholder value. We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our risk exposure by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Investments, available-for-sale	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Bond forwards	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price

[1]	Derivatives can be in an asset or liability position at a point in time historically or in the future.

CREDIT RISK
Credit risk represents the financial loss we could experience if a counterparty to a financial instrument, from whom we have an amount owing, failed to meet its obligations under the terms and conditions of its contracts with us.

Our credit risk exposure is primarily attributable to our accounts receivable and to our debt and expenditure derivatives. Our broad customer base limits the concentration of this risk. Our accounts receivable on the Consolidated Statements of Financial Position are net of allowances for doubtful accounts, which management estimates based on prior experience and an assessment of the current economic environment. We believe that our allowance for doubtful accounts sufficiently reflects the credit risk associated with our accounts receivable. As at December 31, 2017, $489 million (2016 - $541 million) of gross accounts receivable are considered past due, which is defined as amounts outstanding beyond normal credit terms and conditions for the respective customers.

Below is summary of the aging of our customer accounts receivable.

	As at December 31
(In millions of dollars)	2017	2016

Customer accounts receivables (net of allowance for doubtful accounts)
Less than 30 days past billing date	896	849
30-60 days past billing date	303	298
61-90 days past billing date	113	134
Greater than 90 days past billing date	73	115

Total	1,385	1,396

Below is a summary of the activity related to our allowance for doubtful accounts.

	Years ended December 31
(In millions of dollars)	2017	2016

Balance, beginning of year	59	86
Allowance for doubtful accounts expense	88	54
Net use	(86)	(81)

Balance, end of year	61	59

We use various controls and processes, such as credit checks, deposits on account, and billing in advance, to mitigate credit risk. We monitor and take appropriate action to suspend services when customers have fully used their approved credit limits or violated established payment terms. While our credit controls and processes have been effective in managing credit risk, they cannot eliminate credit risk and there can be no assurance that these controls will continue to be effective or that our current credit loss experience will continue.

Credit risk related to our debt derivatives, bond forwards, expenditure derivatives, and equity derivatives arises from the possibility that the counterparties to the agreements may default on their obligations. We assess the creditworthiness of the counterparties to minimize the risk of counterparty default and do not require collateral or other security to support the credit risk associated with these derivatives. Counterparties to the entire portfolio of our derivatives are financial institutions with a S&P Global Ratings (or the equivalent) ranging from A+ to AA-.

LIQUIDITY RISK
Liquidity risk is the risk that we will not be able to meet our financial obligations as they fall due. We manage liquidity risk by managing our commitments and maturities, capital structure, and financial leverage (see note 3). We also manage liquidity risk by continually monitoring actual and projected cash flows to ensure we will have sufficient liquidity to meet our liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our reputation.

Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2017 and 2016.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2016	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	71	71	71	—	—	—
Short-term borrowings	800	800	800	—	—	—
Accounts payable and accrued liabilities	2,783	2,783	2,783	—	—	—
Long-term debt	16,080	16,197	750	3,081	2,350	10,016
Other long-term financial liabilities	18	18	—	12	3	3
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,708	1,240	468	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,732)	(1,249)	(483)	—	—
Equity derivative instruments	—	(8)	(8)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	—	1,435	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,996)	—	(1,880)	—	(7,116)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	201	201	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(201)	(201)	—	—	—
Bond forwards	—	51	—	51	—	—
Net carrying amount of derivatives (asset)	(1,659)
	18,093	18,309	4,387	2,684	2,353	8,885

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2017 and 2016.

December 31, 2017	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(in millions of dollars)
Net interest payments	712	1,160	908	5,409

December 31, 2016	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(in millions of dollars)
Net interest payments	727	1,294	1,033	5,832

MARKET PRICE RISK
Market price risk is the risk that changes in market prices, such as fluctuations in the market prices of our available-for-sale investments or our share price will affect our income, cash flows, or the value of our financial instruments. The derivative instruments we use to manage this risk are described in this note.

Market price risk - publicly-traded investments
We manage risk related to fluctuations in the market prices of our investments in publicly-traded companies by regularly reviewing publicly available information related to these investments to ensure that any risks are within our established levels of risk tolerance. We do not engage in risk management practices such as hedging, derivatives, or short selling with respect to our publicly-traded investments.

Market price risk - Class B Non-Voting Shares
Our liability related to stock-based compensation is remeasured at fair value each period. Stock-based compensation expense is affected by the change in the price of our Class B Non-Voting Shares during the life of an award, including stock options, restricted share units (RSUs), and deferred share units (DSUs). We use equity derivatives from time to time to manage the exposure in our stock-based compensation liability. As a result of our equity derivatives, a one-dollar change in the price of a Class B Non-Voting Shares would not have a material effect on net income.

FOREIGN EXCHANGE RISK
We use debt derivatives to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated long-term debt and short-term borrowings. We designate the debt derivatives related to our senior notes and senior debentures as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments. We have not designated the debt derivatives related to our US CP program as hedges for accounting purposes. We use expenditure derivatives to manage the foreign exchange risk in our operations, designating them as hedges for certain of our forecasted operational and capital expenditures. As at December 31, 2017, all of our US dollar-denominated long-term debt and short-term borrowings were hedged against fluctuations in foreign exchange rates using debt derivatives. With respect to our long-term debt and US CP program, as a result of our debt derivatives, a one-cent change in the Canadian dollar relative to the US dollar would have no effect on net income.

A portion of our accounts receivable and accounts payable and accrued liabilities is denominated in US dollars. Due to the short-term nature of these receivables and payables, they carry no significant risk from fluctuations in foreign exchange rates as at December 31, 2017.

INTEREST RATE RISK
We are exposed to risk of changes in market interest rates due to the impact this has on interest expense for our short-term borrowings and bank credit facilities. We were previously exposed to risk of changes in market interest rates due to our $250 million floating rate senior unsecured notes that were repaid this year. As at December 31, 2017, 89.5% of our outstanding long-term debt and short-term borrowings was at fixed interest rates (2016 - 91.2%).

Below is a sensitivity analysis for significant exposures with respect to our publicly-traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2017 and 2016 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2017	2016	2017	2016
Share price of publicly-traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	9	9
Short-term borrowings
1% change in interest rates	12	6	—	—
Senior notes (floating)
1% change in interest rates	—	2	—	—
Bank credit facilities (floating)
1% change in interest rates	—	2	—	—

DERIVATIVE INSTRUMENTS
As at December 31, 2017 and 2016, all of our US dollar-denominated long-term debt instruments were hedged against fluctuations in foreign exchange rates for accounting purposes.

Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2017
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,301
As liabilities	1,500	1.3388	2,008	(149)
Short-term debt derivatives not accounted for as hedges:
As liabilities	746	1.2869	960	(23)
Net mark-to-market debt derivative asset				1,129
Bond forwards accounted for as cash flow hedges:
As liabilities			900	(64)
Expenditure derivatives accounted for as cash flow hedges:
As assets	240	1.2239	294	5
As liabilities	960	1.2953	1,243	(44)
Net mark-to-market expenditure derivative liability				(39)
Equity derivatives not accounted for as hedges:
As assets			276	68

Net mark-to-market asset				1,094

	As at December 31, 2016
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,200	1.0401	5,409	1,751
As liabilities	1,500	1.3388	2,008	(68)
Short-term debt derivatives not accounted for as hedges:
As liabilities	150	1.3407	201	—
Net mark-to-market debt derivative asset				1,683
Bond forwards accounted for as cash flow hedges:
As liabilities	—	—	900	(51)
Expenditure derivatives accounted for as cash flow hedges:
As assets	990	1.2967	1,284	40
As liabilities	300	1.4129	424	(21)
Net mark-to-market expenditure derivative asset				19
Equity derivatives not accounted for as hedges:
As assets	—	—	270	8

Net mark-to-market asset				1,659

Below is a summary of the net cash payments on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2017	2016

Proceeds on debt derivatives related to US commercial paper	9,692	—
Proceeds on debt derivatives related to credit facility borrowings	2,310	11,167
Total proceeds on debt derivatives	12,002	11,167

Payments on debt derivatives related to US commercial paper	(9,754)	—
Payments on debt derivatives related to credit facility borrowings	(2,327)	(11,159)
Payments on termination of forward contracts	—	(53)
Total payments on debt derivatives and forward contracts	(12,081)	(11,212)

Net payments on settlement of debt derivatives and forward contracts	(79)	(45)

Below is a summary of the changes in fair value of our derivative instruments for 2017 and 2016.

Year ended December 31, 2017	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of period	1,683	—	(51)	19	8	1,659
Proceeds received from settlement of derivatives	—	(12,002)	—	(1,207)	(6)	(13,215)
Payment on derivatives entered	—	12,081	—	1,240	—	13,321
(Decrease) increase in fair value of derivatives	(531)	(102)	(13)	(91)	66	(671)

Derivative instruments, end of period	1,152	(23)	(64)	(39)	68	1,094

Mark-to-market asset	1,301	—	—	5	68	1,374
Mark-to-market liability	(149)	(23)	(64)	(44)	—	(280)

Mark-to-market asset (liability)	1,152	(23)	(64)	(39)	68	1,094

Year ended December 31, 2016	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of period	2,028	—	(91)	158	(15)	2,080
Proceeds received from settlement of derivatives	—	(11,167)	—	(1,116)	(2)	(12,285)
Payment on derivatives entered	—	11,159	53	1,025	—	12,237
(Decrease) increase in fair value of derivatives	(345)	8	(13)	(48)	25	(373)

Derivative instruments, end of period	1,683	—	(51)	19	8	1,659

Mark-to-market asset	1,751	—	—	40	8	1,799
Mark-to-market liability	(68)	—	(51)	(21)	—	(140)

Mark-to-market asset (liability)	1,683	—	(51)	19	8	1,659

Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2017	2016

Current asset	421	91
Long-term asset	953	1,708
	1,374	1,799

Current liability	(133)	(22)
Long-term liability	(147)	(118)
	(280)	(140)

Net mark-to-market asset	1,094	1,659

As at December 31, 2017, US$6.7 billion notional amount of our outstanding debt derivatives have been designated as hedges for accounting purposes (2016 - US$6.7 billion). As at December 31, 2017, 100% of our currently outstanding bond forwards and expenditure derivatives have been designated as hedges for accounting purposes (2016 - 100%). In 2017, we recognized a $3 million increase to net income related to hedge ineffectiveness (2016 - $5 million increase).

Debt derivatives
We use cross-currency interest exchange agreements to manage risks from fluctuations in foreign exchange rates associated with our US dollar-denominated debt instruments, credit facility borrowings, and commercial paper borrowings (see note 18). We designate the debt derivatives related to our senior notes and debentures as hedges for accounting purposes against the foreign exchange risk associated with specific debt instruments. We do not designate the debt derivatives related to our credit facility borrowings or commercial paper borrowings as hedges for accounting purposes.

During 2017 and 2016, we entered into and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	1,610	1.32	2,126
Debt derivatives settled	1,760	1.32	2,327

Net cash paid			(17)

Commercial paper program
Debt derivatives entered	8,266	1.30	10,711
Debt derivatives settled	7,521	1.29	9,692

Net cash paid			(62)

	Year ended December 31, 2016
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	8,683	1.31	11,360
Debt derivatives settled	8,533	1.31	11,159

Net cash received			8

We did not enter into any debt derivatives related to senior notes in 2017. In 2016, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued on November 4, 2016 (see note 20). Below is a summary of the debt derivatives we entered into to hedge senior notes issued during 2016.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

November 4, 2016	500	2026	2.900%	2.834%	671

[1]	Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.

We did not settle any debt derivatives related to senior notes during 2017 and 2016.

Bond forwards
During 2017 or 2016, we did not enter into any new bond forwards.

Below is a summary of the bond forwards into which we have entered to hedge the underlying Government of Canada (GoC) 10-year rate for anticipated future debt that were outstanding as at December 31, 2017 and 2016.

(In millions of dollars, except interest rates)
GoC term (years)	Effective date	Maturity date [1]	Notional amount	Hedged GoC interest rate as at December 31, 2017	Hedged GoC interest rate as at December 31, 2016 [1]	2017	2016
10	December 2014	April 30, 2018	500	2.85%	2.52%	500	500
30	December 2014	December 31, 2018	400	2.65%	2.62%	400	400

Total			900			900	900

[1]
Bond forwards with maturity dates beyond December 31, 2017 are subject to GoC rate re-setting from time to time. The $400 million due in December 2018 was extended in December 2017 such that its rate will reset in April 2018.

On November 4, 2016, we exercised a $500 million notional bond forward due January 4, 2017 in relation to the issuance of the US$500 million senior notes due 2026 and paid $53 million to settle the derivative. The amount paid represents the fair value of the bond forward at the time of settlement and will be reclassified into finance costs from the hedging reserve using the effective interest rate method over the life of the US$500 million senior notes due 2026.

Expenditure derivatives
Below is a summary of the expenditure derivatives into which we entered during 2017 and 2016 to manage foreign exchange risk related to certain forecasted expenditures.

	Years ended December 31
	2017			2016
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	840	1.27	1,070	990	1.33	1,318
Expenditure derivatives settled	930	1.33	1,240	840	1.22	1,025

As at December 31, 2017, we had US$1,200 million of expenditure derivatives outstanding (2016 - US$1,290 million), at an average rate of $1.28/US$ (2016 - $1.32/US$), with terms to maturity ranging from January 2018 to December 2019 (2016 - January 2017 to December 2018). Our outstanding expenditure derivatives maturing in 2018 are hedged at an average exchange rate of $1.30/US$.

Equity derivatives
We have equity derivatives to hedge market price appreciation risk associated with Class B Non-Voting Shares that have been granted under our stock-based compensation programs for stock options, RSUs, and DSUs (see note 24). The equity derivatives were originally entered into at a weighted average price of $50.37 with terms to maturity of one year, extendible for further one-year periods with the consent of the hedge counterparties. In 2017, we executed extension agreements for each of our equity derivative contracts under substantially the same committed terms and conditions with revised expiry dates of April 2018 (from April 2017). The equity derivatives have not been designated as hedges for accounting purposes.

During 2017, we settled existing equity derivatives for net proceeds of $6 million and entered into new derivatives on 1.0 million Class B Non-Voting Shares with an expiry date of March 2018. In August 2016, we settled 0.3 million equity derivatives at a weighted average price of $58.16 as a result of a reduction in the number of share-based compensation units outstanding.

During 2017, we recognized a recovery, net of interest receipts, of $74 million (2016 - $33 million recovery), in stock-based compensation expense related to the change in fair value of our equity derivative contracts net of received payments. As at December 31, 2017, the fair value of the equity derivatives was an asset of $68 million (2016 - $8 million asset), which is included in current portion of derivative instruments.

As at December 31, 2017, we had equity derivatives outstanding for 5.4 million (2016 - 5.4 million) Class B Non-Voting Shares with a weighted average price of $51.44 (2016 - $50.30).

FAIR VALUES OF FINANCIAL INSTRUMENTS
The carrying values of cash and cash equivalents, accounts receivable, bank advances, short-term borrowings, and accounts payable and accrued liabilities approximate their fair values because of the short-term nature of these financial instruments.

We determine the fair value of each of our publicly-traded investments using quoted market values. We determine the fair value of our private investments by using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches. These are applied appropriately to each investment depending on its future operating and profitability prospects.

The fair values of each of our public debt instruments are based on the period-end estimated market yields, or period-end trading values, where available. We determine the fair values of our debt derivatives and expenditure derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. In the case of debt derivatives and expenditure derivatives in an asset position, the credit spread for the financial institution counterparty is added to the risk-free discount rate to determine the estimated credit-adjusted value for each derivative. For these debt derivatives and expenditure derivatives in a liability position, our credit spread is added to the risk-free discount rate for each derivative.

The fair values of our equity derivatives are based on the period-end quoted market value of Class B Non-Voting Shares.

Our disclosure of the three-level fair value hierarchy reflects the significance of the inputs used in measuring fair value:

•	financial assets and financial liabilities in Level 1 are valued by referring to quoted prices in active markets for identical assets and liabilities;

•	financial assets and financial liabilities in Level 2 are valued using inputs based on observable market data, either directly or indirectly, other than the quoted prices;

•	Level 3 valuations are based on inputs that are not based on observable market data.

There were no material financial instruments categorized in Level 3 as at December 31, 2017 and 2016 and there were no transfers between Level 1, Level 2, or Level 3 during the respective periods.

Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2017	2016	2017	2016	2017	2016
Financial assets
Available-for-sale, measured at fair value:
Investments in publicly-traded companies	1,465	1,047	1,465	1,047	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,301	1,751	—	—	1,301	1,751
Expenditure derivatives accounted for as cash flow hedges	5	40	—	—	5	40
Equity derivatives not accounted for as cash flow hedges	68	8	—	—	68	8
Total financial assets	2,839	2,846	1,465	1,047	1,374	1,799

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	149	68	—	—	149	68
Debt derivatives not accounted for as hedges	23	—	—	—	23	—
Bond forwards accounted for as cash flow hedges	64	51	—	—	64	51
Expenditure derivatives accounted for as cash flow hedges	44	21	—	—	44	21
Total financial liabilities	280	140	—	—	280	140

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2017		2016
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	14,448	16,134	16,080	17,628

[1]	Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

We did not have any non-derivative held-to-maturity financial assets during the years ended December 31, 2017 and 2016.